Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities- Gimi MS Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Balance sheet
Current assets	$ 954,308	$ 1,258,506
Current liabilities	(441,288)	(414,412)
Golar Gimi | VIE debt
Balance sheet
Current assets	23,050	12,460
Non-current assets	1,369,738	1,195,725
Current liabilities	(62,178)	(10,666)
Non-current liabilities	$ (603,302)	$ (516,298)